COMMITMENTS AND CONTINGENT LIABILITIES - LOANS SOLD WITH RECOURSE (Details) - Loans sold with recourse - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments and contingent liabilities
Contractual Amount	$ 6	$ 8
Carrying Value	$ 6	$ 8